INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	$ 433,345	$ 298,656
Cost of revenues:
Total cost of revenues	183,796	122,834
Gross profit	249,549	175,822
Operating expenses:
Research and development, net	68,680	50,265
Sales and marketing	39,649	32,516
General and administrative	12,345	10,203
Total operating expenses	120,674	92,984
Operating income	128,875	82,838
Financial income, net	28,114	13,961
Income before taxes on income	156,989	96,799
Income tax expenses	23,875	14,797
Net income	$ 133,114	$ 82,002
Earnings per share:
Basic	$ 4.54	$ 2.83
Diluted	$ 4.17	$ 2.56
Weighted-average shares used in calculation of earnings per share:
Basic	29,315	29,018
Diluted	32,030	32,221
Product [Member]
Revenues:
Total revenues	$ 351,771	$ 236,166
Cost of revenues:
Total cost of revenues	139,547	87,915
Service [Member]
Revenues:
Total revenues	81,574	62,490
Cost of revenues:
Total cost of revenues	$ 44,249	$ 34,919